Leases - Income Statement Impact (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	£ 13,026	£ 11,861	£ 10,958
Impairment/(Reversal of impairment) of right-of-use assets	130	(131)	214
Interest	2,147	1,676
Expense related to short-term leases	2,142	1,899
Loss on derecognition of right-of-use assets sub-leased	81	0	132
Net gain on disposal of right-of-use asset	139	1	187
Fair value movement of financial assets	(18)	(2)
Total	17,369	15,302
Leasehold buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	12,957	11,809
Impairment/(Reversal of impairment) of right-of-use assets	130	(131)
Interest	2,147	1,675	1,126
Expense related to short-term leases	2,081	1,841
Loss on derecognition of right-of-use assets sub-leased	81	0
Net gain on disposal of right-of-use asset	139	1
Fair value movement of financial assets	(18)	(2)
Total	17,239	15,191
Other IT equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	50
Impairment/(Reversal of impairment) of right-of-use assets	0
Interest	0
Expense related to short-term leases	0
Loss on derecognition of right-of-use assets sub-leased	0
Net gain on disposal of right-of-use asset	0
Fair value movement of financial assets	0
Total	50
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	19	52
Impairment/(Reversal of impairment) of right-of-use assets	0	0
Interest	0	1	£ 2
Expense related to short-term leases	61	58
Loss on derecognition of right-of-use assets sub-leased	0	0
Net gain on disposal of right-of-use asset	0	0
Fair value movement of financial assets	0	0
Total	£ 80	£ 111